NOTES PAYABLE (Details Narrative)																											1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2024 USD ($) $ / shares	Apr. 24, 2024 USD ($) $ / shares shares	Apr. 16, 2024 $ / shares shares	Apr. 15, 2024 USD ($) $ / shares shares	Apr. 02, 2024 USD ($) $ / shares shares	Mar. 27, 2024 USD ($) $ / shares	Mar. 27, 2024 USD ($) $ / shares	Mar. 26, 2024 USD ($) shares	Mar. 22, 2024 USD ($) $ / shares shares	Feb. 16, 2024 USD ($) $ / shares shares	Feb. 05, 2024 USD ($) $ / shares shares	Feb. 02, 2024 USD ($) $ / shares shares	Feb. 01, 2024 USD ($) $ / shares shares	Jan. 12, 2024 USD ($) $ / shares shares	Jan. 02, 2024 USD ($) $ / shares shares	Dec. 29, 2023 USD ($) $ / shares shares	Dec. 18, 2023 USD ($) $ / shares shares	Oct. 04, 2023 USD ($) $ / shares shares	Sep. 21, 2023 shares	Sep. 20, 2023 USD ($) $ / shares shares	Jul. 10, 2023 USD ($) $ / shares shares	Apr. 20, 2023 $ / shares shares	May 27, 2022 USD ($)	Jan. 28, 2022 USD ($) $ / shares shares	Dec. 17, 2021 shares	Sep. 14, 2021 shares	Dec. 31, 2023 USD ($)	Apr. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Apr. 30, 2024 USD ($) $ / shares	Apr. 30, 2023 USD ($) $ / shares shares	Apr. 30, 2024 USD ($) $ / shares	Apr. 30, 2023 USD ($) $ / shares shares	Oct. 31, 2023 USD ($) shares	Oct. 31, 2022 USD ($) shares	Jan. 30, 2025 USD ($)	Dec. 30, 2024 USD ($)	Nov. 30, 2024 USD ($)	Oct. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Jan. 31, 2024 USD ($)	Oct. 16, 2023 $ / shares	Jul. 11, 2023 $ / shares	Jun. 23, 2023 $ / shares	May 02, 2023 $ / shares	Oct. 17, 2022 $ / shares	Jan. 31, 2022 $ / shares shares
Short-Term Debt [Line Items]
Proceeds from convertible debt																																	$ 550,000		$ 2,000,000
Conversion price | $ / shares				$ 0.63	$ 0.17				$ 0.10	$ 0.13			$ 0.24	$ 0.29		$ 0.31	$ 0.34
Debt issuance costs																																	$ 166,978		$ 350,320	575,438
Share price | $ / shares																																											$ 0.27
Expected term																																	5 years		5 years
Expected volatility rate																																	137.10%		137.10%
Expected dividend rate																																	0.00%		0.00%
Debt Conversion, Converted Instrument, Rate		100.00%
Debt converted, value				$ 221,449									$ 574,779
Amendment to first tranche note, description											i) a reduction of the floor price of the conversion price from $
Convertible Notes Payable, Current																																			$ 1,217,597							$ 1,217,597
Interest expense																															982,691	$ 94,357	1,141,989	746,930	791,811	1,661,981
Gross proceeds																																	125,000			4,820,000
Unsecured Debt								$ 125,000
Interest Payable, Current	1,233																														1,233		1,233		0
Notes payable	548,452																														548,452		548,452		1,217,597	5,428,936						1,217,597
Number of shares required to reserve and register | shares																		13,161,976
Percentage of common shares required to reserve																		200.00%
Percentage of shares required to reserve upon conversion of note																		200.00%
IPO [Member]
Short-Term Debt [Line Items]
Aggregate principal amount																												$ 4,500,000				$ 4,500,000		$ 4,500,000
Issuance of common stock for cash net, shares | shares																												375,000
Shares issued price per share | $ / shares																												$ 3.00				$ 3.00		$ 3.00
Related Party [Member]
Short-Term Debt [Line Items]
Interest expense																																			7,015	120,337
Unsecured Debt								125,000
Notes payable current	310,066																														310,066		310,066			1,025,497
Notes payable current																																			1,032,512	2,920,000
Notes payable	310,066																														310,066		310,066			1,025,497
Trio LLC [Member]
Short-Term Debt [Line Items]
Issuance of common stock for cash net, shares | shares																										4,900,000
Trio LLC [Member] | South Salinas Project [Member]
Short-Term Debt [Line Items]
Business acquisition percentage																										82.75%		85.75%				85.75%		85.75%	85.75%
Trio LLC [Member] | Related Party [Member] | IPO [Member]
Short-Term Debt [Line Items]
Related Party Transaction, Amounts of Transaction																							$ 1,032,512
Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Gross proceeds								1,000,000
Short-Term Debt								$ 125,000
Interest percentage								10.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares | shares								1,000,000
Chief Executive Officer [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Short-Term Debt								$ 125,000
Investors [Member]
Short-Term Debt [Line Items]
Debt converted, value																								$ 9,000,000
Interest percentage																								8.00%
Notes payable consideration																								$ 4,500,000
Issued warrants to purchase, rate																								50.00%
Debt instrument, collateral | shares																								4,500,000
Shares issued price per share | $ / shares																								$ 0.29																							$ 0.29
Debt instrument, aggregate value																								$ 1,322,933
Notes payable																																				4,137,720
Investors [Member] | IPO [Member]
Short-Term Debt [Line Items]
Aggregate principal amount																								$ 4,500,000
Conversion price | $ / shares																								$ 2.05
Interest expense																																			674,405	1,136,811
Shares issued price per share | $ / shares																								$ 3.00
Conversion price, description																								i) the IPO price multiplied by the discount of 50% or ii) the opening price of the shares of Common Stock on the trading day following the date of the consummation of the IPO multiplied by the discount of 50%.
Debt instrument, periodic payment principal																								$ 4,500,000
Debt instrument, payment interest																								$ 664,875
Issuance of conversion, shares | shares																								5,038,902
Issuance of conversion, value																								$ 5,164,875
Issuance of commitment shares | shares																								375,000
Notes payable																																			$ 0	$ 4,137,720
Warrant [Member]
Short-Term Debt [Line Items]
Warrants to purchase | shares																																																2,519,451
Warrants to exercise price | $ / shares																					$ 0.80																											$ 1.03
Share price | $ / shares																						$ 3.30
Proceeds from Issuance or Sale of Equity																					$ 146,938
Issuance of common stock for cash net, shares | shares																			451,831			100,000
Common Stock [Member]
Short-Term Debt [Line Items]
Issuance of common stock for cash net, shares | shares																						12,500							400,000					400,000	400,000	10,000
Shares issued price per share | $ / shares																						$ 2.00							$ 1.00															$ 1.21	$ 0.88	$ 2.10
Issuance of commitment shares | shares																																375,000		375,000	375,000
Original Issue Terms [Member]
Short-Term Debt [Line Items]
Warrants to purchase | shares																				559,878	1,959,573
New Modified Terms [Member]
Short-Term Debt [Line Items]
Warrants to purchase | shares																				451,831	2,449,466
New Modified Terms [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Proceeds from Issuance or Sale of Equity																$ 100,000				$ 1,000	$ 300,000
Maximum [Member]
Short-Term Debt [Line Items]
Conversion price | $ / shares						$ 0.07117	$ 0.07117				$ 0.35
Maximum [Member] | Trio LLC [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Related Party Transaction, Amounts of Transaction																							1,032,512
Maximum [Member] | Investors [Member]
Short-Term Debt [Line Items]
Interest percentage																								15.00%
Minimum [Member]
Short-Term Debt [Line Items]
Conversion price | $ / shares											0.15
Debt Conversion, Converted Instrument, Rate		45.00%
Minimum [Member] | Trio LLC [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Related Party Transaction, Amounts of Transaction																							$ 780,000
Second Tranche [Member]
Short-Term Debt [Line Items]
Conversion price | $ / shares											$ 0.18	$ 0.17
Debt converted, value											$ 339,334	$ 323,094
Measurement Input, Share Price [Member] | Original Issue Terms [Member]
Short-Term Debt [Line Items]
Share price | $ / shares																$ 0.31				$ 0.57	$ 1.43
Measurement Input, Share Price [Member] | New Modified Terms [Member]
Short-Term Debt [Line Items]
Share price | $ / shares																0.31				0.57	1.53
Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input																																																50
Measurement Input, Exercise Price [Member] | Original Issue Terms [Member]
Short-Term Debt [Line Items]
Exercise price | $ / shares																1.20				1.03	1.03
Measurement Input, Exercise Price [Member] | New Modified Terms [Member]
Short-Term Debt [Line Items]
Exercise price | $ / shares																$ 0.50				$ 0.11	$ 0.80
Measurement Input, Expected Term [Member] | Original Issue Terms [Member]
Short-Term Debt [Line Items]
Expected term																5 years				3 years	3 years
Measurement Input, Expected Term [Member] | New Modified Terms [Member]
Short-Term Debt [Line Items]
Expected term																5 years				3 years	3 years
Measurement Input, Option Volatility [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input																																																92
Measurement Input, Option Volatility [Member] | Original Issue Terms [Member]
Short-Term Debt [Line Items]
Expected volatility rate																137.10%				148.00%	136.00%
Measurement Input, Option Volatility [Member] | New Modified Terms [Member]
Short-Term Debt [Line Items]
Expected volatility rate																137.10%				148.00%	136.00%
Measurement Input, Expected Dividend Rate [Member] | Original Issue Terms [Member]
Short-Term Debt [Line Items]
Expected dividend rate																0.00%				0.00%	0.00%
Measurement Input, Expected Dividend Rate [Member] | New Modified Terms [Member]
Short-Term Debt [Line Items]
Expected dividend rate																0.00%				0.00%	0.00%
Measurement Input, Discount Rate [Member] | Original Issue Terms [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input																3.84				4.82	4.54
Measurement Input, Discount Rate [Member] | New Modified Terms [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input																3.84				4.82	4.54
January Two Thousand And Twenty Two Notes [Member] | Investors [Member]
Short-Term Debt [Line Items]
Aggregate principal amount																								$ 4,500,000
October 2023 SPA [Member]
Short-Term Debt [Line Items]
Interest percentage																		7.00%
Purchase and Sale Agreement [Member] | Trio LLC [Member]
Short-Term Debt [Line Items]
Issuance of common stock for cash net, shares | shares																									4,900,000
Purchase and Sale Agreement [Member] | Trio LLC [Member] | South Salinas Project [Member]
Short-Term Debt [Line Items]
Business acquisition percentage																										82.75%
Purchase and Sale Agreement [Member] | Trio LLC [Member] | Related Party [Member] | South Salinas Project [Member]
Short-Term Debt [Line Items]
Business acquisition percentage																										82.75%
Voting Agreements [Member]
Short-Term Debt [Line Items]
Number of shares as per voting agreements | shares																		4,025,000
Percentage of common stock outstanding																		20.00%
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Aggregate principal amount														$ 125,000		$ 125,000	$ 125,000
Proceeds from convertible debt																											$ 2,371,500
Conversion price | $ / shares				$ 0.63	$ 0.17				$ 0.10	$ 0.13			$ 0.24	$ 0.29		$ 0.31	$ 0.34
Debt Conversion, Converted Instrument, Rate														103.00%
Debt converted, value				$ 221,449									$ 574,779	$ 128,750		$ 128,750	$ 128,750
Debt Conversion, Converted Instrument, Shares Issued | shares					5,149,997				858,333	858,333	1,888,334	1,888,333	1,839,286	367,858		367,858	367,858
Cash payments made to investor					$ 32,247									$ 49,935		$ 35,837	$ 36,698
Gain (Loss) on Extinguishment of Debt					131,165				$ 180,566	$ 20,547			$ 391,447	30,510		$ 24,873	36,770
Issuance of common stock for cash net, shares | shares				351,507									2,395,911
Convertible Notes Payable, Current	0																														0		0		$ 1,217,597
Interest expense																																	1,063,372		40,547
Convertible Notes Payable [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Issuance of common stock for cash net, shares | shares				351,507									2,395,511
Convertible Notes Payable [Member] | Second Tranche [Member]
Short-Term Debt [Line Items]
Aggregate principal amount											$ 275,000	$ 275,000
Debt Conversion, Converted Instrument, Rate											103.00%
Debt converted, value											$ 283,250	283,250
Gain (Loss) on Extinguishment of Debt											$ 64,334	$ 48,094
Convertible Notes Payable [Member] | First Tranche [Member]
Short-Term Debt [Line Items]
Aggregate principal amount					$ 750,000				125,000	125,000			$ 625,000
Debt Conversion, Converted Instrument, Rate					103.00%
Debt converted, value					$ 772,500				128,750	128,750			643,750
Convertible Notes Payable [Member] | October 2023 SPA [Member]
Short-Term Debt [Line Items]
Aggregate principal amount																		$ 3,500,000
Proceeds from convertible debt															$ 550,000			$ 2,000,000.0
Original issue discount, rate															7.00%			7.00%
Original issue discount															$ 38,500			$ 140,000
Debt issuance costs															90,978			350,320
Net proceeds															$ 421,000			$ 1,500,000
Percentage of total principal amount																		103.00%
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Second Tranche [Member]
Short-Term Debt [Line Items]
Conversion price | $ / shares																$ 1.20
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Second Tranche [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Conversion price | $ / shares																0.50
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Share price | $ / shares															$ 0.32			$ 0.55
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Share Price [Member] | Second Tranche [Member]
Short-Term Debt [Line Items]
Share price | $ / shares															0.32	0.32
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Share Price [Member] | First Tranche [Member]
Short-Term Debt [Line Items]
Share price | $ / shares																0.55
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Exercise price | $ / shares															0.50			$ 1.20
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Exercise Price [Member] | Second Tranche [Member]
Short-Term Debt [Line Items]
Exercise price | $ / shares															$ 0.50	0.55
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Exercise Price [Member] | First Tranche [Member]
Short-Term Debt [Line Items]
Exercise price | $ / shares																$ 1.32
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Expected term															5 years			5 years
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Expected Term [Member] | Second Tranche [Member]
Short-Term Debt [Line Items]
Expected term															5 years	5 years
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Expected Term [Member] | First Tranche [Member]
Short-Term Debt [Line Items]
Expected term																5 years
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Option Volatility [Member]
Short-Term Debt [Line Items]
Expected volatility rate															137.10%			137.10%
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Option Volatility [Member] | Second Tranche [Member]
Short-Term Debt [Line Items]
Expected volatility rate															137.10%	137.10%
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Option Volatility [Member] | First Tranche [Member]
Short-Term Debt [Line Items]
Expected volatility rate																137.10%
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Expected dividend rate															0.00%			0.00%
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Expected Dividend Rate [Member] | Second Tranche [Member]
Short-Term Debt [Line Items]
Expected dividend rate															0.00%	0.00%
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Expected Dividend Rate [Member] | First Tranche [Member]
Short-Term Debt [Line Items]
Expected dividend rate																0.00%
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Discount Rate [Member]
Short-Term Debt [Line Items]
Discount rate															3.93			4.72
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Discount Rate [Member] | Second Tranche [Member]
Short-Term Debt [Line Items]
Discount rate															3.93	3.93
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Discount Rate [Member] | First Tranche [Member]
Short-Term Debt [Line Items]
Discount rate																4.72
Convertible Notes Payable [Member] | October 2023 SPA [Member] | First Tranche [Member]
Short-Term Debt [Line Items]
Proceeds from convertible debt																		$ 2,000,000.0
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Second Tranche [Member]
Short-Term Debt [Line Items]
Proceeds from convertible debt																		1,500,000
Senior Secured Convertible Promissory Note [Member] | October 2023 SPA [Member]
Short-Term Debt [Line Items]
Aggregate principal amount																		$ 2,000,000
Warrants to purchase | shares															445,564			866,702
Warrants to exercise price | $ / shares																		$ 1.20
Conversion price | $ / shares																		1.20
Floor price | $ / shares																		$ 0.35
Aggregate relative fair value															$ 98,708			$ 332,630
Senior Secured Convertible Promissory Note [Member] | October 2023 SPA [Member] | Second Tranche [Member]
Short-Term Debt [Line Items]
Warrants to purchase | shares															445,564	55,000
Aggregate relative fair value															$ 98,708	$ 14,753
Senior Secured Convertible Promissory Note [Member] | October 2023 SPA [Member] | First Tranche [Member]
Short-Term Debt [Line Items]
Warrants to purchase | shares																83,333
Aggregate relative fair value																$ 38,029
Convertible Notes Payable One [Member]
Short-Term Debt [Line Items]
Debt converted, value					$ 881,165				$ 84,117	$ 113,300			$ 441,428	$ 105,575		$ 114,036	$ 125,072
March Two Thousand Twenty Four Debt Financing [Member]
Short-Term Debt [Line Items]
Aggregate principal amount						$ 211,500	$ 211,500
Original issue discount, rate						13.00%	13.00%
Original issue discount						$ 27,000	$ 27,000
Convertible Notes Payable, Current	172,468																														172,468		172,468		0
Interest expense																																	7,964
Gross proceeds						184,500
Proceeds from Short-Term Debt						$ 164,500
Debt Instrument, Interest Rate, Stated Percentage						12.00%	12.00%
Long-Term Debt, Gross						$ 25,380	$ 25,380
Debt Instrument, Description						The Investor Note contains provisions constituting an Event of Default (as such term is defined in the March 2024 Investor Note) and, upon an Event of Default, the March 2024 Investor Note will be accelerated and become due and payable in an amount equal to 150% of all amounts due and payable under the March 2024 Investor Note with interest at a default rate of 22% per annum. In addition, upon an Event of Default, the March 2024 Investor has the right to convert all or any outstanding amount of the March Investor Note into shares of the Company’s common stock at a conversion price equal to the greater of (i) 75% of the Market Price (as such term is defined in the March 2024 Investor Note) or (ii) the conversion floor price, which is $	(the “Floor Price”); provided, however, that the Floor Price shall not apply after October 5, 2024, and thereafter, the conversion price will be 75% of the Market Price. Issuance of shares of common stock to the March 2024 Investor is subject to certain beneficial ownership limitations and not more than 19.99% of the shares of common stock outstanding on March 29, 2024 may be issued upon conversion of the March 2024 Investor Note. The conversion price is also subject to certain adjustments or other terms in the event of (i) mergers, consolidations or recapitalization events or (ii) certain distributions made to holders of shares of common stock.
March Two Thousand Twenty Four Debt Financing [Member] | Forecast [Member]
Short-Term Debt [Line Items]
Aggregate principal amount																																					$ 29,610	$ 29,610	$ 29,610	$ 29,610	$ 118,440
March Two Thousand Twenty Four Debt Financing [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Original issue discount, rate						3.00%	3.00%
April Two Thousand Twenty Four Debt Financing [Member]
Short-Term Debt [Line Items]
Aggregate principal amount	$ 800,000	$ 720,000																													$ 800,000		$ 800,000
Conversion price | $ / shares	$ 0.25	$ 0.49																													$ 0.25		$ 0.25
Original issue discount, rate	10.00%																														10.00%		10.00%
Original issue discount	$ 80,000																														$ 80,000		$ 80,000
Debt issuance costs																		56,000
Issuance of common stock for cash net, shares | shares		750,000
Convertible Notes Payable, Current	65,918																														$ 65,918		65,918
Interest expense																																	$ 12,590
Gross proceeds	1,000,000
Proceeds from Short-Term Debt	$ 5,000,000	$ 664,000
Debt Instrument, Interest Rate, Stated Percentage	15.00%																														15.00%		15.00%
Long-Term Debt, Gross		$ 366,000
Interest Payable, Current	$ 56,828																														$ 56,828		$ 56,828
Debt instrument outstanding shares, rate	50.00%																														50.00%		50.00%
Debt Instrument, Maturity Date	Aug. 16, 2024
Payments of Loan Costs																		$ 136,000
April Two Thousand Twenty Four Debt Financing [Member] | Investors [Member]
Short-Term Debt [Line Items]
Conversion price | $ / shares		$ 0.40	$ 0.49
Issuance of common stock for cash net, shares | shares		750,000	750,000
April Two Thousand Twenty Four Debt Financing [Member] | Commitment Shares [Member]
Short-Term Debt [Line Items]
Issuance of common stock for cash net, shares | shares		1,500,000
April Two Thousand Twenty Four Debt Financing [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Conversion price | $ / shares		$ 0.40
April Two Thousand Twenty Four Debt Financing [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Gross		$ 301,500
Bridge Loan [Member]
Short-Term Debt [Line Items]
Warrants to purchase | shares																														400,000
Warrants to exercise price | $ / shares																														$ 0.01
Original issue discount, rate																														10.00%
Original issue discount																														$ 44,000
Debt issuance costs																														70,438
Net proceeds																														$ 329,562
Share price | $ / shares																														$ 0.01
Interest expense																																			174,281	$ 51,040
Gross proceeds																														$ 444,000
Interest percentage																														100.00%
Notes payable																																				265,719
Debt amount, repaid																														$ 440,000
Bridge Loan [Member] | IPO [Member]
Short-Term Debt [Line Items]
Interest percentage																														8.00%
Bridge Loan [Member] | Investors [Member]
Short-Term Debt [Line Items]
Notes payable																																			$ 0	$ 265,719
Bridge Loan [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest percentage																														15.00%